Debt - Schedule of Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Proforma Debt Instrument [Line Items]
Long-term Debt	$ 938	$ 569	$ 698
Less: Current portion	(22)	(23)	(20)
Long-term Debt, Excluding Current Maturities	916	546	678
9% Senior subordinated notes, due November 2014 [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt		367	367
10.75% Senior secured notes, due August 2016 [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt		179	201
7.75% Senior notes, due May 2021 [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt	250
Term Loan B-1, due April 2016 [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt	199
Term Loan B-2, due April 2020 [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt	467
ABL revolver, due April 2018 [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt
ABL revolver, due May 2017 [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt			110
Other debt [Member]
Proforma Debt Instrument [Line Items]
Long-term Debt	$ 22	$ 23	$ 20